Earnings per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
(Loss) / Income:
Net (loss) / income	$ 1,850	$ (314,521)	$ (69,559)
Basic (loss) / earnings per share:
Weighted average common shares outstanding, basic	14,051,344	5,393,131	4,736,485
Basic (loss) / earnings per share	$ 0.13	$ (58.32)	$ (14.69)
Effect of dilutive securities:
Dillutive effect of non vested shares	65,045	0	0
Weighted average common shares outstanding, diluted	14,116,389	5,393,131	4,736,485
Diluted (loss) / earnings per share	$ 0.13	$ (58.32)	$ (14.69)
Earnings per Share
Number of anti-dilutive shares		0	37,359